Provisions, income tax liabilities and other liabilities - Additional Information (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€) Country plan age	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 EUR (€)
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of major countries included in pension obligations | Country		4
Pension obligation, percentage to defined benefit liability		88.00%
Pension obligations, percentage to plan assets		87.00%
Employee termination benefits		€ 1,107	€ 1,318	€ 968
Average residual holding periods		2 years 3 months 3 days	2 years 2 months 4 days	2 years 2 months 19 days
Non-current income tax liabilities		€ 2,081	€ 1,512	€ 1,842
Other non-current liabilities	[1]	€ 2,162	2,334	2,340
Liability recognized representing the estimated cost | $						$ 1,092
Tax charge on deemed repatriation attributable to accumulated earnings payable period		8 years
Mortality table
Provisions And Other Current And Non-Current Liabilities [Line Items]
Possible increase in mortality table (in years)		1 year
US legal restructuring
Provisions And Other Current And Non-Current Liabilities [Line Items]
Unused capital losses for which no deferred tax asset recognised					€ 3,000
Percentage of capital losses used					33.33%
Later than 12 months
Provisions And Other Current And Non-Current Liabilities [Line Items]
Other non-current liabilities				247
Other environment related provision
Provisions And Other Current And Non-Current Liabilities [Line Items]
Identified environmental risks provisions estimated obligation period		30 years
Other provisions, expected utilized amount in 2022		€ 56
Other provisions, expected utilized amount in 2023 through 2026		279
Greenhouse Gas Emission
Provisions And Other Current And Non-Current Liabilities [Line Items]
Provision Recognised		1
Uncertainties over income tax treatments
Provisions And Other Current And Non-Current Liabilities [Line Items]
Non-current income tax liabilities		2,081	1,512	1,595
France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		€ 728	862	611
US
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of types of defined-benefit plan | plan		2
UK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Retirement age | age		65
Notional retirement age | age		60
UK | Bottom of range
Provisions And Other Current And Non-Current Liabilities [Line Items]
Vesting right percentage		1.25%
UK | Top of range
Provisions And Other Current And Non-Current Liabilities [Line Items]
Vesting right percentage		1.50%
Lump-sum retirement benefit plans | France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		40.00%
Defined benefit pension plans | France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		60.00%
Defined benefit pension plans | US | Qualified defined benefit pension plans
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		59.00%
Defined benefit pension plans | US | Non qualified defined benefit pension plans
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		17.00%
Defined benefit pension plans | UK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		100.00%
Top-up defined-benefit pension plan | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		62.00%
Sanofi-Aventis Plus | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employer's contribution percentage		14.00%
Multi-employer plan (Pensionskasses) | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		25.00%
Employee termination benefits		€ 624	682	744
Healthcare Cover And Life Insurance | US
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligation, percentage to defined benefit liability		24.00%
Employee termination benefits		€ 301
Healthcare Cover And Life Insurance | US | Plan assets
Provisions And Other Current And Non-Current Liabilities [Line Items]
Pension obligations, percentage to plan assets		2.00%
Net amount shown in the balance sheet at end of period		€ 13
Pensions and other post-employment benefits
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		7,669	8,229	8,930
Net amount shown in the balance sheet at end of period		1,247	1,836	1,943
Pensions and other post-employment benefits | Plan assets
Provisions And Other Current And Non-Current Liabilities [Line Items]
Net amount shown in the balance sheet at end of period		(6,428)	(6,397)	(6,993)			€ (6,899)
Difference between actual return and interest income on plan assets(c)	[2]	56	(416)	197
Pensions and other post-employment benefits | France
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		1,138	1,228	1,322
Net amount shown in the balance sheet at end of period		500	561	647
Pensions and other post-employment benefits | Germany
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		2,492	2,651	2,911
Net amount shown in the balance sheet at end of period		117	412	510
Pensions and other post-employment benefits | US
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		1,254	1,427	1,528
Net amount shown in the balance sheet at end of period		520	683	703
Pensions and other post-employment benefits | UK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Employee termination benefits		1,857	1,994	2,174
Net amount shown in the balance sheet at end of period		€ 14	103	€ (61)
Pensions and other post-employment benefits | UK | Plan assets
Provisions And Other Current And Non-Current Liabilities [Line Items]
Difference between actual return and interest income on plan assets(c)			€ (204)

[1]	(a)Includes derivative financial instruments: €96 million as of December 31, 2025, €121 million as of December 31, 2024, €164 million as of December 31,
2023.
The figure as of December 31, 2025 includes €1,560 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the US (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is
€869 million; the nominal value of payments estimated to be due after more than five years is €2,062 million.

[2]	(c)In 2024, this line includes the effects of the partial buy-in in the United Kingdom for €(204) million.